Dividends, Bonus issue and Buyback of equity shares - Additional Information (Detail) ₨ / shares in Units, ₨ in Millions, $ in Millions					12 Months Ended
		Jan. 16, 2026 ₨ / shares	Jul. 17, 2025 ₨ / shares	Dec. 03, 2024 INR (₨) ₨ / shares shares	Mar. 31, 2026 INR (₨) ₨ / shares	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨) ₨ / shares		Mar. 31, 2024 INR (₨) ₨ / shares shares	Dec. 04, 2024 shares
Disclosure of dividends [line items]
Cash dividends paid per equity share | ₨ / shares		₨ 6	₨ 5		₨ 11		₨ 6		₨ 1
Number of shares approved for buyback | shares									269,662,921
Buy back shares per share | ₨ / shares									₨ 445
Total cash outflow on buyback of shares									₨ 145,173
Payments on buyback of shares					₨ 0	$ 0	₨ 0		145,173
Reduction in share capital related to buyback									539
Tax on Buyback of Shares									24,783
Transaction costs related to buyback									₨ 390
Bonus Issued Ratio				100.00%			100.00%		100.00%
Par value per share | ₨ / shares				₨ 2			₨ 2		₨ 2
Alloted shares | shares				1,274,805						5,232,094,402
Transferred from capital redemption reserves, securities premium and retained earnings to the share capital				₨ 10,467			₨ 0	[1]
Securities premium reserve [member]
Disclosure of dividends [line items]
Payments on buyback of shares									₨ 3,768
Transferred from capital redemption reserves, securities premium and retained earnings to the share capital	[1]						(5,613)
Retained earnings [member]
Disclosure of dividends [line items]
Payments on buyback of shares									141,405
Transferred from capital redemption reserves, securities premium and retained earnings to the share capital	[1]						(3,193)
Capital Redemption Reserve [Member]
Disclosure of dividends [line items]
Nominal value of buyback in capital redemption reserve									₨ 539
Transferred from capital redemption reserves, securities premium and retained earnings to the share capital							₨ (1,661)

[1]	Refer to Note 22